Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of Property Plant and Equipment

	Land	Production facilities	Leasehold improvements	Equipment	Construction in progress (“CIP”)	Total
Cost
Balance at December 31, 2020	8,640	152,935	2	28,894	8,819	199,290
Acquisition (note 5(b))	—	—	4,169	2,209	—	6,378
Additions	—	467	126	1,975	1,209	3,777
Transfers from CIP	3,748	—	—	—	(3,748)	—
Dispositions	—	(70)	(398)	(301)	(177)	(946)
Balance at December 31, 2021	12,388	153,332	3,899	32,777	6,103	208,499
Acquisition (note 5(a), note5(c))	130	2,982	65,605	44,263	2,369	115,349
Additions	57	256	3,465	5,907	982	10,667
Dispositions	(611)	(3,844)	(647)	(4,025)	—	(9,127)
Balance at December 31, 2022	11,964	152,726	72,322	78,922	9,454	325,388

Accumulated depreciation and impairment
Balance at December 31, 2020	—	69,364	—	8,500	5,821	83,685
Depreciation	—	2,503	411	5,438	—	8,352
Impairment	—	60,000	—	—	—	60,000
Dispositions	—	—	—	(10)	—	(10)
Balance at December 31, 2021	—	131,867	411	13,928	5,821	152,027
Depreciation	—	1,288	7,212	11,373	—	19,873
Impairment	—	—	7,794	7,415	—	15,209
Dispositions	—	(1,324)	(610)	(3,196)	—	(5,130)
Balance at December 31, 2022	—	131,831	14,807	29,520	5,821	181,979

Net book value
Balance at December 31, 2021	12,388	21,465	3,488	18,849	282	56,472
Balance at December 31, 2022	11,964	20,895	57,515	49,402	3,633	143,409